Subsequent Events	12 Months Ended
Apr. 30, 2016
Subsequent Events
27.	Subsequent Events

Dividends to Stockholders

On June 8, 2016, the Company announced its Board of Directors declared a quarterly cash dividend of $0.15 per share, payable on July 29, 2016 to stockholders of record at the close of business on July 8, 2016.